Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

7. Fair Value of Financial Instruments

Fair Value Measurements

The Company applies the provisions of ASC 820, Fair Value Measurement, which defines a single authoritative definition of fair value, sets out a framework for measuring fair value and expands on required disclosures about fair value measurements. The provisions of ASC 820 relate to financial assets and liabilities as well as other assets and liabilities carried at fair value on a recurring and nonrecurring basis. The standard clarifies that fair value is an exit price representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the standard establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1	Valuations for assets and liabilities traded in active exchange markets, or interest in open-end mutual funds that allow a company to sell its ownership interest back at net asset value on a daily basis. Valuations are obtained from readily available pricing sources for market transactions involving identical assets, liabilities, or funds.

Level 2	Valuations for assets and liabilities traded in less active dealer, or broker markets, such as quoted prices for similar assets or liabilities or quoted prices in markets that are not active. Level 2 instruments typically include U.S. Government and agency debt securities and corporate obligations. Valuations are usually obtained through market data of the investment itself as well as market transactions involving comparable assets, liabilities or funds.

Level 3	Valuations for assets and liabilities that are derived from other valuation methodologies, such as option pricing models, discounted cash flow models or similar techniques, and not based on market exchange, dealer, or broker-traded transactions. Level 3 valuations incorporate certain assumptions and projections in determining the fair value assigned to such assets or liabilities.

Fair value estimates are made at a specific point in time based on relevant market information and information about the financial or nonfinancial asset or liability.

The Company has elected to apply the fair value option to certain notes payable with conversion features as discussed in Note 9, Notes Payable. Fair value measurements associated with the warrant liabilities, and notes payable represent Level 3 valuations under the fair value hierarchy.

Notes Payable

The Company has elected to measure certain notes payable at fair value. Specifically, the Bridge Notes (as defined below), issued pursuant to the SPA (as defined below), as amended as they contain embedded liquidation premiums with conversion rights that represent embedded derivatives (see Note 9, Notes Payable). The Company used a binomial lattice model and Black Scholes methodology to value various convertible notes payable. The significant assumptions used in the models include the risk-free rate, annual dividend yield, expected life, and volatility of the Company’s stock.

The fair value adjustments related to notes payables were recorded in Change in Fair Value Measurements on the unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss).

Bridge Warrants

The Company has elected to measure the Bridge Warrants at fair value. The Company used a Monte Carlo simulation model to measure the fair value of the warrants, where the significant assumptions used the volatility rate, the forecasted term of the Bridge Warrants and the projected stock price of the Company’s Class A Common Stock over such term. Fair value measurements associated with the liability-classified warrants represent Level 3 valuations under the fair value hierarchy.

SEPA

On November 23, 2022, the Company issued 789,016 Commitment Shares in satisfaction of the commitment fee agreed upon in the SEPA. During the period ended March 31, 2023 and as of the date of issuing the Condensed Consolidated Financial Statements, the Company did not direct Yorkville to buy any shares of Class A Common Stock. The Company determined that SEPA represents a derivative financial instrument under ASC 815, Derivatives and Hedging, which should be recorded at fair value at inception and each reporting date thereafter. The financial instrument was classified as a derivative asset with a fair value of $0.0 million as of March 31, 2023 and December 31, 2022.

Commitment to Issue Class A Common Stock

Upon the closing of the Business Combination, the Company assumed an obligation of PSAC to deliver 2,387,500 registered shares of Class A Common Stock to an entity that provided consulting and advisory services in connection with the Business Combination to PSAC for no consideration.

Prior to the adoption of ASU 2020-06 on January 1, 2022, the agreement with the service provider specified that the shares to be delivered are required to be registered, which is considered to be outside of the control of the Company, and therefore this obligation failed to qualify for equity treatment under ASC 815-40-25-10, and net cash settlement was assumed.

On January 1, 2022, upon the adoption of ASU 2020-06, the requirement to consider whether settlement is required to be in registered shares is no longer required to be considered in an entity’s evaluation of net cash settlement, however ASC 480-10-S99-3a was not amended in a similar fashion and therefore the Company, as part of the adjustments due to the adoption of ASU 2020-06, reclassified the Obligation to issue registered shares of Class A Common Stock from liabilities to the Commitment to issue Class A Common Stock within temporary equity.

On July 21, 2022, the Company amended its agreement with the service provider and delivered 2,387,500 unregistered shares of Class A Common Stock in satisfaction of its obligation. Upon its settlement, the carrying amount of the commitment equaled its initial carrying amount, therefore the Company classified the entire commitment to issue Class A Common Stock to APIC in the amount of $32.9 million.

The Company used the probability-weighted expected return method (“PWERM”) to determine the fair value of the obligation to issue registered shares. The PWERM framework is a scenario-based methodology that estimates the fair value of the obligation based upon an analysis of future values of the settlement of the obligation to issue shares, assuming various outcomes. The probability weightings assigned to certain potential scenarios were based on management’s assessment of the probability of settlement of the liability in cash or shares and an assessment of the timing of settlement. In the equity settlement scenario, the obligation valuation was based on the Company’s share price as of each valuation date. In the cash settlement scenario, the obligation valuation was based the cash payment that equates to the share price times total shares to be issued, discounted to each valuation date.

Fair value measurements associated with the obligation to issue shares represent Level 3 valuations under the fair value hierarchy.

Private Warrants

The Private Warrants are classified as liabilities and the fair value is included in Other Liabilities, Less Current Portion on the Consolidated Balance Sheets. The Company valued the Private Warrants using a binomial lattice model. Inherent in a binomial lattice model are assumptions related to risk-free rate, annual dividend yield, expected warrant life, and volatility of the Company’s stock. Changes in the fair value of the Private Warrants are recorded in Change in Fair Value Measurements in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss). Fair value measurements associated with the Private Warrants liabilities represent Level 3 valuations under the fair value hierarchy.

Transfer of Private Warrants to Unaffiliated Third Parties

Upon transfer of Private Warrants to unaffiliated third-party purchasers on the open market, the transferred warrants become subject to identical terms to the Public Warrants (see Note 12, Stockholders’ Equity). Therefore, upon their transfer the Company classified the warrants to APIC at their fair value of $0.0 million and $0.6 million, as of March 31, 2023 and December 31, 2022.

Liability Classified Instruments

From time to time, certain of the Company’s equity-linked financial instruments may be classified as derivative liabilities under ASC 815, Derivatives and Hedging, due to the Company having insufficient authorized shares to fully settle the equity-linked financial instruments in shares. See Note 12, Stockholders’ Equity.

Recurring Fair Value Measurements

Financial assets and financial liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following tables present financial assets and liabilities remeasured on a recurring basis by level within the fair value hierarchy (dollars in thousands):

	March 31, 2023
	Level 1	Level 2	Level 3
Liabilities:
Notes payable	$-	$-	$92,665
Private warrants	-	-	52
Bridge warrants	-	-	28,521

	December 31, 2022
	Level 1	Level 2	Level 3
Liabilities:
Notes payable	$-	$-	$26,008
Accrued expenses and other current liabilities	-	-	6,227
Private warrants	-	-	52
Bridge warrants	-	-	95,130

The carrying amounts of the Company’s financial assets and liabilities, including cash, restricted cash, deposits, and accounts payable approximate fair value because of their short-term nature or contractually defined value.

The following table summarizes the activity of Level 3 fair value measurements (dollars in thousands):

	Bridge Warrants	Notes Payable, Bridge	Private Warrants	Earnout Shares Liability	Liability for Insufficient Authorized Shares Related to Stock Options and RSUs
Balance as of December 31, 2022	$95,130	$26,008	$52	$2,250	$3,977
Additions	33,266	190,000	-	-	-
Disposals pursuant to warrant exchange	(77,577)	-	-	-	-
Exercises	(4,079)	-	-	-	-
Settlement of transaction costs	-	(1,139)	-	-	-
Change in fair value measurements	(18,219)	(79,462)	-	2,764	-
Stock-based compensation expense	-	-	-	-	5,002
Conversions of liability to Common Stock	-	-	-	(5,014)	(8,979)
Conversions of notes to Common Stock	-	(42,742)	-	-	-
Balance as of March 31, 2023	$28,521	$92,665	$52	$-	$-

8. Fair Value of Financial Instruments

Cash Equivalents

The fair value of the Company’s money market funds is based on the closing price of these assets as of the reporting date, which are included in cash equivalents. The Company’s money market funds are classified within Level 1 of the fair value hierarchy because they are valued using quoted prices for identical instruments in active markets. The Company had no cash equivalents at December 31, 2022 and 2021.

Notes Payable

The Company has elected to measure certain notes payable at fair value. Specifically, the Optional Notes and the June 2021 Notes (as defined below), issued pursuant to the Note Purchase Agreement (“NPA”), and the Bridge Notes (as defined below), issued pursuant to the SPA (as defined below), as amended as they contain embedded liquidation premiums with conversion rights that represent embedded derivatives (see Note 10, Notes Payable). The Company used a binomial lattice model to value the notes payable which is widely used for valuing convertible notes. The significant assumptions used in the binomial lattice model include the risk-free rate, annual dividend yield, expected life, and volatility of the Company’s stock.

For notes payable issued on March 1, 2021, and August 26, 2021, and other remaining notes payable and related party notes payable, the Company employed the yield method. This valuation method uses a discounted cash flow analysis, estimating the expected cash flows for the debt instrument in different scenarios and then discounting them at the market yield. The significant unobservable input used in the fair value measurement is the market yield. The market yield is determined using external market yield data, including yields exhibited by publicly traded bonds by S&P credit rating as well as the borrowing rates of guideline public companies. The yield is affected by the market movements in credit spreads and bond yields. In general, increases in the yield would decrease the fair value of the liability, and conversely, decreases in the yield would increase the fair value of the liability.

The fair value adjustments related to notes payables were recorded in Change in Fair Value Measurements on the Consolidated Statements of Operations and Comprehensive Loss. Fair value measurements associated with Notes Payable liabilities represent Level 3 valuations under the fair value hierarchy.

Bridge Warrants

The Company used a Monte Carlo simulation model to measure the fair value of the warrants, where the significant assumptions used the volatility rate, the forecasted term of the Bridge Warrants and the projected stock price of the Company’s Class A Common Stock over such term. Fair value measurements associated with the liability-classified warrants represent Level 3 valuations under the fair value hierarchy.

Ares Warrants

In conjunction with notes payable agreements entered into with Ares Capital Corporation (“Ares”) on March 1, 2021 (see Note 10, Notes Payable), the Company agreed to issue warrants to purchase a variable number of the Company’s shares (“Ares Warrants”). The commitment to issue the Ares Warrants initially met the definition of a derivative and did not meet the equity scope exception in ASC 815-40 as the warrants were not considered indexed to the entity’s own equity given the variable number of underlying shares and exercise prices, and the fair value was recorded as a liability. The Company determined the commitment to issue warrants was a liability as of March 1, 2021, and estimated the fair value of the warrants to be $5.0 million. Upon issuance of the Ares Warrants on August 5, 2021, the number of shares underlying the Ares Warrants and exercise price were fixed at 670,092 and $10.00 per share, respectively, and the Ares Warrants met all other requirements of the equity scope exception under ASC 815-40. The issuance of the warrants satisfied the commitment to issue warrants. As such, the Ares Warrants were determined to be equity classified and were recorded in APIC. The Company determined that the fair value of the Ares Warrants as of August 5, 2021 was $2.5 million.

The Company used the Black-Scholes option pricing model to value the Ares Warrants. The Black-Scholes model requires the use of several assumptions including, the exercise price of the warrant, the term over which the warrants can be exercised, the risk-free rate, the underlying stock price, and the volatility of the underlying stock price.

ATW NPA Warrants

In conjunction with notes payable issued under the NPA (see Note 10, Notes Payable), on various dates in September 2020, January 2021 and March 2021, the Company issued warrants to a US-based investment firm to purchase an aggregate of 1,187,083 shares of Class A Common Stock with exercise price of $10.00 per share and expiration dates 7 years from the dates of issuance, which were adjusted for down-round provisions in the original warrant agreements. The fair value of the warrants was recorded in APIC because the warrants met the derivative accounting scope exception in ASC 815-40 for certain contracts involving an entity’s own stock. The Company estimated the fair value of warrants issued in January 2021 and March 2021 to be $2.0 million and the fair value of the warrants issued in September 2020 to be $0.5 million, which were included in APIC on the Consolidated Balance Sheets. The Company utilized the Black-Scholes valuation model to value the September 2020, January 2021, and March 2021 warrants. The Black-Scholes model requires the use of several assumptions including the warrant exercise price, the term of the warrants, the risk-free rate, the underlying stock price, and the volatility of the underlying stock price. On August 10, 2021, these warrants were replaced with the issuance of warrants with the rights to purchase 1,187,083 shares of Class A Common Stock at an exercise price of $10.00 per share and with the same expiration dates as the previous warrants. The number of shares and exercise prices were adjusted for down-round provisions in the original warrant agreements.

In conjunction with the issuance of additional notes payable to the same US-based investment firm on June 9, 2021 (see Note 10, Notes Payable), the Company issued warrants to purchase up to 1,500,000 shares of Class A Common Stock with an exercise price of $10.00 per share and an expiration date 7 years from the date of issuance, which were adjusted for down-round provisions in the original warrant agreements. The Company determined the warrants are indexed to the Company’s own stock and, as such, meet the scope exception in accordance with ASC 815-40. Upon their issuance, the Company estimated the fair value of the warrants to be $5.1 million, which is recorded in APIC on the Consolidated Balance Sheets as of December 31, 2021. The Company utilized the Black-Scholes valuation model to value the warrants.

In conjunction with the issuance of the Optional Notes on August 10, 2021 (see Note 10, Notes Payable), the Company issued warrants to purchase up to 1,187,083 shares of Class A Common Stock with an exercise price of $10.00 per share and an expiration date of August 10, 2028. The fair value of the warrants was recorded in equity because the warrants meet the derivative accounting scope exception in ASC 815-40 for certain contracts involving an entity’s own stock. The Company estimated the fair value of the warrants to be $8.0 million, which is included in APIC on the Consolidated Balance Sheets as of December 31, 2021. The Company utilized a Black-Scholes valuation model to value the August 10, 2021 warrants. The Black-Scholes model requires the use of several assumptions including the warrant exercise price, the term of the warrants, the risk-free rate, the underlying stock price, and the volatility of the underlying stock price.

SEPA

On November 23, 2022, the Company issued 789,016 Commitment Shares in satisfaction of the commitment fee agreed upon in the SEPA. During the year ended December 31, 2022 and as of the date of issuing the Consolidated Financial Statements, the Company did not direct Yorkville to buy any shares of Class A Common Stock. The Company determined that SEPA represents a derivative financial instrument under ASC 815, Derivatives and Hedging, which should be recorded at fair value at inception and each reporting date thereafter. The financial instrument was classified as a derivative asset with a fair value of zero at the inception of the SEPA and as of December 31, 2022.

Commitment to Issue Class A Common Stock

PSAC entered into a transaction services agreement, dated as of October 13, 2020 (and amended on October 28, 2020), pursuant to which Riverside Management Group (“RMG”) provided consulting and advisory services in connection with the Business Combination in exchange for (i) $10,000 in cash from PSAC at the closing of the Business Combination, (ii) 1,697,500 unregistered shares of Class A Common Stock with an equal amount of shares of common stock in PSAC being forfeited by the PSAC Sponsor for no consideration immediately prior to the Closing, and (iii) 690,000 unregistered shares of Class A Common Stock issued by the Company in conjunction with the closing of the Business Combination having a value equal to $6.9 million and an attributed value of $10.00 per share.

On July 18, 2021, the Company entered into an omnibus transaction services fee agreement and acknowledgement (“Agreement and Acknowledgement”) with RMG. Pursuant to the Agreement and Acknowledgement, the Company will issue 2,387,500 registered shares of Class A Common Stock to the parties upon effectiveness of the registration statement covering these shares. As of December 31, 2021, the Company’s registration statement was not effective.

Upon the closing of the Business Combination, the Company assumed an obligation of PSAC to deliver 2,387,500 registered shares of Class A Common Stock to an entity that provided consulting and advisory services in connection with the Business Combination to PSAC for no consideration.

Prior to the adoption of ASU 2020-06 on January 1, 2022, the agreement with the service provider specified that the shares to be delivered are required to be registered, which is considered to be outside of the control of the Company, and therefore this obligation failed to qualify for equity treatment under ASC 815-40-25-10, and net cash settlement was assumed.

As a result, in conjunction with recording the assets and liabilities of PSAC on the closing of the Business Combination, the Company recorded a liability of $32.9 million for the Obligation to issue registered shares of Class A Common Stock in the Consolidated Balance Sheets during the year ended December 31, 2021. As of December 31, 2021, the fair value of the liability was $12.6 million resulting in a gain of $20.3 million recorded in the Change in fair value measurements in the Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2021.

The Company used the probability-weighted expected return method (“PWERM”) to determine the fair value of the obligation to issue registered shares. The PWERM framework is a scenario-based methodology that estimates the fair value of the obligation based upon an analysis of future values of the settlement of the obligation to issue shares, assuming various outcomes. The probability weightings assigned to certain potential scenarios were based on management’s assessment of the probability of settlement of the liability in cash or shares and an assessment of the timing of settlement. In the equity settlement scenario, the obligation valuation was based on the Company’s share price as of each valuation date. In the cash settlement scenario, the obligation valuation was based the cash payment that equates to the share price times total shares to be issued, discounted to each valuation date.

Fair value measurements associated with the obligation to issue shares represent Level 3 valuations under the fair value hierarchy.

On January 1, 2022, upon the adoption of ASU 2020-06, the requirement to consider whether settlement is required to be in registered shares is no longer required to be considered in an entity’s evaluation of net cash settlement, however ASC 480-10-S99-3a was not amended in a similar fashion and therefore the Company, as part of the adjustments due to the adoption of ASU 2020-06, reclassified the Obligation to issue registered shares of Class A Common Stock from liabilities to the Commitment to issue Class A Common Stock within temporary equity.

On July 21, 2022, the Company amended its agreement with the service provider and delivered 2,387,500 unregistered shares of Class A Common Stock in satisfaction of its obligation. Upon its settlement, the carrying amount of the commitment equaled its initial carrying amount, therefore the Company classified the entire commitment to issue Class A Common Stock to APIC in the amount of $32.9 million.

Public and Private Warrants

Upon the Closing of the Business Combination, the Company assumed 22,977,568 Public Warrants and 594,551 Private Warrants from PSAC. The Company also issued 80,000 Private Warrants to settle related party notes of PSAC (see Note 3, Business Combination). The Public Warrants are indexed to the Company’s own stock and, as such, meet the scope exception in accordance with ASC 815-40 to be classified in equity. The Private Warrants are classified as liabilities and the fair value is included in Other Liabilities, Less Current Portion on the Consolidated Balance Sheets. The Company valued the Private Warrants using a binomial lattice model. Inherent in a binomial lattice model are assumptions related to risk free rate, annual dividend yield, expected warrant life, and volatility of the Company’s stock. The Company estimated the fair value of the Private Warrants to be $2.2 million upon their assumption from PSAC on July 21, 2021 and $0.1 million and $0.6 million as of December 31, 2022 and 2021, respectively. Changes in the fair value of the Private Warrants are recorded in Change in Fair Value Measurements in the Company’s Consolidated Statements of Operations and Comprehensive Loss.

Fair value measurements associated with the Private Warrants liabilities represent Level 3 valuations under the fair value hierarchy.

Transfer of Private Warrants to Unaffiliated Third Parties

In the year ended December 31, 2022 PSAC Sponsor transferred a total 563,420 Private Warrants to unaffiliated third-party purchasers on the open market. No transfers were made during the year ended December 31, 2021. Upon such transfer, the transferred warrants became subject to identical terms to the Public Warrants underlying the units offered in the initial public offering of PSAC. Therefore, upon their transfer the Company classified the warrants to APIC at their fair value of $0.6 million and $0.0 million, respectively for the years ending December 31, 2022 and 2021.

The Public Warrants are indexed to the Company’s own stock and, as such, meet the scope exception in accordance with ASC 815-40 to be classified in equity. The Private Warrants are classified as liabilities and the fair value is included in Other Liabilities, Less Current Portion on the Consolidated Balance Sheets. The Company valued the Private Warrants using a binomial lattice model. Inherent in a binomial lattice model are assumptions related to risk free rate, annual dividend yield, expected warrant life, and volatility of the Company’s stock.

Recurring Fair Value Measurements

Financial assets and financial liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following tables present financial assets and liabilities remeasured on a recurring basis by level within the fair value hierarchy (dollars in thousands):

	December 31, 2022
	Level 1	Level 2	Level 3
Liabilities:
Notes payable	$-	$-	$26,008
Private warrants	-	-	52
Bridge warrants	-	-	95,130

	December 31, 2021
	Level 1	Level 2	Level 3
Liabilities:
Notes payable	$-	$-	$161,282
Private warrants	-	-	642
Obligation to issue registered shares of Class A Common Stock	-	-	12,635

The carrying amounts of the Company’s financial assets and liabilities, including cash, restricted cash, deposits, and accounts payable approximate fair value because of their short-term nature or contractually defined value.

The following table summarizes financial instruments carried at fair value for the year ended December 31, 2022 (dollars in thousands):

	Bridge Warrants	Notes Payable, Ares	Notes Payable, Bridge	Notes Payable, ATW NPA	Private Warrants	Obligation to issue Registered Shares of Class A Common Stock
Balance as of December 31, 2021	$-	$87,619	$-	$73,663	$642	$12,635
Additions (1)	9,938	-	82,000	-	-	-
Payment of transaction costs	-	-	(3,834)	-	-	-
Changes in fair value measurements	85,192	(554)	(20,874)	(5,466)	(326)	-
Payments of notes payable	-	(87,065)	-	-	-	-
Conversions of notes to Common Stock	-	-	(31,284)	(68,197)	-	-
Reclassification of Private Warrants to Public Warrants	-	-	-	-	(264)	-
Reclassification of obligation to issue registered shares upon adoption of ASC 2020-06	-	-	-		-	(12,635)
Balance as of December 31, 2022	$95,130	$-	$26,008	$-	$52	$-

(1)	Additions during the year ended December 31, 2022 included non-cash conversion of $9.9 million Bridge warrants, which was charged to Change in fair value measurements in the Consolidated Statements of Operations for the year ended December 31, 2022, and cash contribution of $82.0 million to note payable, which was reduced by the original issuance discount of $8.2 million, resulting in a net cash contribution of $73.8 million.

The following table summarizes financial instruments carried at fair value (dollars in thousands) for the year ended December 31, 2021:

	Related Party Notes Payable at Fair Value	Notes Payable at Fair Value	The9 Conditional Obligation	Private Warrants	Obligation to issue Registered Shares of Class A Common Stock
Balance as of December 31, 2020	$32,949	$59,742	$1,128	$-	$-
Proceeds, net of original issuance discount	-	171,929	-	-	-
Original issue discount (1)	-	11,860	-	-	-
Proceeds allocated to equity classified warrants	-	(17,596)	-	-	-
Issuance of warrant liabilities	-	-	-	290	-
Transaction costs and consent fees charged to interest expense	-	5,022	-	-	-
Private warrant liability and obligation to issue registered shares assumed in Business Combination	-	-	-	2,152	32,900
Changes in fair value measurements	163	31,008	1,735	(1,800)	(20,265)
Repayment of principal and liquidation premium	(27,593)	(48,210)	-	-	-
Conversion of principal and liquidation premium to equity	(5,519)	(52,473)	(2,863)	-	-
Reclassification of warrant liability to equity	-	-	-	-	-
Balance as of December 31, 2021	$-	$161,282	$-	$642	$12,635

(1)	Original issue discount represents the amount withheld by the note payable holder upon issuance of the note which will be paid, in addition to the full note payable principal, to the lender upon maturity of the notes payable. The original issue discount is included in Change in Fair Value Measurements on the Consolidated Statements of Operations and Comprehensive Loss.